Time charter revenues and related contract balances - Minimum contractual future revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Time charter revenues and related contract balances
2022	$ 32,369
2023	32,369
2024	32,369
2025	31,093
2026	28,562
Thereafter	128,223
Total - undiscounted	284,985
2022	90,441
2023	90,441
2024	90,441
2025	86,777
2026	79,296
Thereafter	343,250
Total - undiscounted	780,646
Operating lease	405,634
Financing lease	375,012
Discounting effect	(152,222)
Financing lease receivable	222,790	$ 231,725
2022	122,810
2023	122,810
2024	122,810
2025	117,870
2026	107,858
Thereafter	471,473
Total - undiscounted	$ 1,065,631